Loans and Leases (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 14, 2014	Dec. 31, 2012
Note 4 - Loans (Details) [Line Items]
Loans Receivable	$ 354,250,015	$ 360,937,164			$ 6,917,605
Impaired Financing Receivable, Average Recorded Investment	5,579,000	3,851,000	$ 9,761,000
Impaired Financing Receivable, Interest Income, Accrual Method	339,000	197,000	203,000
Loans acquired with deteriorated credit quality	785,694	1,283,495
Loans and Leases Receivable, Related Parties	63,285	34,391	$ 45,480		$ 989,194
Fixed-Rate Loans [Member]
Note 4 - Loans (Details) [Line Items]
Loans Receivable	60,131,000	65,287,000
Agriculture (Member)
Note 4 - Loans (Details) [Line Items]
Loans Receivable	34,997,920	39,781,326
Ohio State Bancshares, Inc. [Member]
Note 4 - Loans (Details) [Line Items]
Loans acquired with deteriorated credit quality	$ 765,243	$ 900,571		$ 958,744